MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        June 27, 2008


VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust XIII (the "Trust") (File Nos. 2-74959 and 811-3327) on Behalf of MFS(R) Diversified Income Fund and MFS(R) Government Securities Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 38 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on June 26, 2008.

     Please call the undersigned at (617) 954-5843 or Jessica Rung at (617) 954-6149 with any questions you may have.

                                        Very truly yours,



                                        BRIAN E. LANGENFELD
                                        Brian E. Langenfeld
                                        Counsel

BEL/bjn